EMPLOYEE BENEFIT LIABILITIES - Disaggregation of the fair value of the plan assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value of plan assets
Disaggregation of the fair value of the plan assets
Insurance contracts	$ 6,658	$ 7,466	$ 5,502